UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

NOTICE OF INTENTION TO REDEEM SECURITIES PURSUANT TO RULE 23C-2

UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00736

PENNANTPARK INVESTMENT CORPORATION

(Name of Registrant)

590 Madison Avenue

15th Floor

New York, NY 10022

(Address of Principal Executive Offices)

The undersigned hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of PennantPark Investment Corporation (the “Company”) to be redeemed:

6.25% Senior Notes due 2025 (CUSIP: 708062302) (the “Notes”)

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed June 29, 2017.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of January 22, 2013 (the “Base Indenture”), between the Company and American Stock Transfer & Trust Company, LLC, as trustee, and (ii) Section 1.01(h) of the First Supplemental Indenture, dated as of January 22, 2013, between the Company and American Stock Transfer & Trust Company, LLC, as trustee (the “First Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem 100% of the outstanding Notes ($71,250,000 aggregate principal amount) pursuant to the terms of the Base Indenture and the First Supplemental Indenture.

SIGNATURE

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 25th day of May, 2017.

PENNANTPARK INVESTMENT CORPORATION

By:	/s/ Aviv Efrat
	Name:	Aviv Efrat
	Title:	Chief Financial Officer